Pension and Other Employee Benefit Plans (Components of Net Periodic Cost of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 38,032	¥ 33,578	¥ 33,429
Interest costs on projected benefit obligations	10,479	13,060	20,341
Expected return on plan assets	(40,603)	(38,087)	(37,047)
Amortization of prior service benefits	(195)	(195)	(195)
Amortization of net actuarial loss (gain)	(4,108)	150	7,039
Special termination benefits	4,456	5,504	5,429
Net periodic benefit cost	¥ 8,061	¥ 14,010	¥ 28,996